Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 2,852
Trucks
Property, Plant and Equipment [Line Items]
Property and equipment, cost	11,100
Estimated useful lives of property and equipment	2 years
Drilling Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 38,077
Estimated useful lives of property and equipment	10 years